Share capital	12 Months Ended
Dec. 31, 2020
Share capital
Share capital

17. Share capital

In connection with our IPO subsequent to December 31, 2020, our outstanding Class A, Class C and Class D common shares held by TELUS were exchanged for Class B common shares and we redesignated our Class B common shares, which are only held by TELUS and Baring, as multiple voting shares. Each other holder of Class C common shares and Class D common shares exchanged their shares for Class E common shares and we redesignated our Class E common shares as subordinate voting shares.  The rights of the holders of our multiple voting shares and subordinate voting shares are substantially identical, except with respect to voting and conversion.  The subordinate voting shares will have one vote per share and the multiple voting shares will have 10 votes per share.

Subsequent to such redesignations, we also effected a 4.5-for-1 split of each of our outstanding multiple voting shares and subordinate voting shares. A portion of the multiple voting shares held by TELUS and Baring was converted to subordinate voting shares and sold in a concurrent secondary offering with our IPO. In addition, we eliminated all of our previously outstanding series of Class A, Class C and Class D common shares and our authorized Class A and Class B preferred shares.

We refer to these share split and share class redesignations and consolidation transactions as the ‘‘Share Class Reclassification Transactions”.

In all instances, unless otherwise indicated, the number of shares authorized, the number of shares outstanding, the number of Shares reserved, per share amounts and share-based compensation information in our consolidated financial statements and accompanying notes have been restated to reflect the impact of the share exchanges and redesignations.

(a)    Authorized share capital

Our authorized and issued share capital is as follows:

	Authorized			Issued
As at December 31	2020	2019	2018	2020	2019	2018
Preferred Shares
Convertible Redeemable Preferred A Shares	unlimited	unlimited	unlimited	—	—	—
Convertible Redeemable Preferred B Shares	unlimited	unlimited	unlimited	—	—	—
Common Shares
Class A	unlimited	unlimited	unlimited	148,421,976	120,762,495	120,762,495
Class B	unlimited	unlimited	unlimited	82,144,186	65,251,305	65,251,305
Class C	unlimited	unlimited	unlimited	4,178,969	418,500	418,500
Class D	unlimited	unlimited	unlimited	3,249,094	3,249,094	3,249,094
Class E	unlimited	unlimited	unlimited	6,520,517	—	—

Prior to the Share Class Reclassification Transactions, the Convertible Redeemable Preferred A Shares are redeemable at Cdn$10,000 per share and are convertible by us into Class A common shares having the same fair value at the time of conversion. The Convertible Redeemable Preferred B Shares are redeemable at Cdn$1,000 per share and are convertible by us into Class A common shares having the same fair value at the time of conversion.

Prior to the share Class Reclassification Transactions, Class A common shares are entitled to 1.0001 vote per Class A common share; Class B common shares are entitled to one vote per Class B common share; Class C common shares are entitled to 1.0002 vote per Class C common share; and Class D and Class E common shares are non-voting. The Class A common shares are convertible, at any time, at the option of the holder and without payment of additional consideration, into Class C common shares on a one-for-one basis. Each class of common shares have an unlimited dividend entitlement without a corresponding dividend on another class of common shares.

With respect to priority in the distribution of assets in the event of our liquidation, dissolution or winding-up, whether voluntary or involuntary, or any other distribution of our assets among our shareholders for the purpose of winding up our affairs, preferences are as follows:

•	Convertible Redeemable Preferred A Shares in priority to all classes of common shares and on par with the Convertible Redeemable Preferred B Shares;
•	Convertible Redeemable Preferred B Shares in priority to all classes of common shares and on par with the Convertible Redeemable Preferred A Shares;
•	Class A common shares, B common shares, C common shares, D common shares and E common shares rank pari-passu.

As at December 31, 2020, there were 3,754,066 (December 31, 2019 – 1,678) Class C shares, owned by TELUS Corporation, reserved for issuance for the share option plan (Note 9(b)).

As at December 31, 2019, TELUS International is holding 487,363 Class D Shares issued to Xavient Information Systems Holdings LLC in escrow (Notes 15 and 18). These were returned to the sellers in connection with the settlement of the litigation in 2020.

On February 6, 2018, as part of the close of the Xavient acquisition, 2,436,822 Class D common shares were issued with a fair value of $15.0 million (see Note 13(c)).

Also on February 6, 2018, 4,180,995 Class A common shares, worth $25.7 million, were issued to TELUS Corporation, offsetting an existing intercompany advance, and 2,251,305 Class B common shares were issued to Baring Private Equity Asia for cash proceeds of $13.9 million. The proceeds from this issuance were used to finance the purchase of Xavient.

On February 12, 2018, 812,272 Class D common shares were issued to a company controlled by a member of our Senior Leadership Team for cash proceeds totaling $5.0 million. These shares were subsequently repurchased by TELUS on November 29, 2019.

On January 29, 2020, in connection with the acquisition of Competence Call Center (Note 13(c)), we issued 14,672,610 Class A common shares and 225,000 Class C common shares to our controlling shareholder for $126.1 million and 8,021,790 Class B common shares to non-controlling shareholder, Baring Private Equity Asia, for $67.9 million. The proceeds from these share issuances were used to finance the acquisition of Competence Call Center on January 31, 2020 (Note 13(c)). In addition, we issued 6,520,518 Class E common shares to a third party for proceeds of $90.0 million. The per share value paid in connection with the issuances of Class A, B, and C common shares to our controlling shareholder and Baring Private Equity Asia in connection with the Competence Call Center business acquisition of $8.46 per share was less than the per share value of $13.8 per share paid by the new shareholders of Class E common shares.

The issuance of Class A, B and C common shares to our controlling shareholder and Baring Private Equity Asia at a per share price that was lower than was paid by the new shareholders of Class E common shares resulted in dilution to the Company’s other shareholders whom collectively own approximately 4% of the Company’s outstanding common shares. The price per share for the Class A, B and C common shares issued to our controlling shareholder and Baring Private Equity Asia was based on an estimate of fair market value as of September 30, 2019 and was lower than what was paid by the new shareholders of Class E common shares. The price per Class E common share paid by the new shareholders was based on arm’s length contractual negotiations. The price per share for the Class A, B and C common shares did not compensate our controlling shareholder or Baring Private Equity Asia for identifying Competence Call Center as an acquisition target, providing a source of financing for the Competence Call Center acquisition or for any consulting or other service. The issuances of Class A, B, and C common shares to our controlling shareholder and Baring Private Equity Asia and the Class E common shares to the new shareholders have been recognized in our consolidated financial statements at their exchange value representing the amounts received in cash for such classes of common shares in connection with the CCC acquisition.

Class E common shares are non-voting shares and are subordinated to the Convertible Redeemable Preferred A and B Shares in respect of dividends. Class E common shares rank pari passu with the Class A, B, C and D common shares in respect of dividends and they are also entitled to rank on par with the Class A, B, C and D common shares on a liquidation or dissolution of the Company.

On April 1, 2020, we issued 3,535,470 Class C common shares for proceeds of $48.8 million to our controlling shareholder as consideration for a Common control transaction (Note 13(c)). We also issued 5,434,780 Class A common shares to our controlling shareholder for proceeds of $75.0 million to finance the buy-out of the non-controlling interest in Xavient Digital in April 2020. Concurrently, we provided Baring Private Equity Asia with an option to purchase up to 4,816,138 Class B common shares at an exercise price of $13.80 per share. Baring has elected to exercise the option for aggregate consideration for $66.5 million. The option was settled on October 19, 2020.

On December 29, 2020, in connection with the acquisition of Lionbridge AI (Note 13(c)), we issued 7,552,089 Class A common shares to TELUS for $149.6 million in cash and 4,054,954 Class B common shares to Baring Private Equity Asia for $80.4 million in cash to finance the acquisition. The per share value paid in exchange for the issuances of Class A and B common shares to our controlling shareholder and Baring Private Equity Asia, respectively, in connection with the Lionbridge AI acquisition was $19.82 per share based on an estimate of fair market value as of September 30, 2020.  The subsequent estimated fair market value of our common shares as of December 31, 2020 was $22.36.  The price per share for the Class A and B common shares did not compensate our controlling shareholder or Baring for identifying Lionbridge AI as an acquisition target, providing a source of financing for the acquisition or for any consulting or other service.

On February 3, 2021, in connection with our IPO, we issued 20,997,375 subordinate voting shares to new investors at $25.00 per share.  After deducting the underwriting discounts and commissions and estimated offering expenses, we received net proceeds of approximately $490.0 million.  On February 5, 2021, we used the net proceeds to repay outstanding borrowings under our credit agreement (see Note 16(b)).  Our controlling shareholder TELUS Corporation and non-controlling shareholder Baring Private Equity Asia participated in a secondary offering under which they converted a portion of their holdings of multiple voting shares into subordinate voting shares that were sold to new investors (see also Note 19(a) and 19(b)).

(b)   Per share amounts

Basic earnings per share is calculated by dividing net income by the total weighted average number of common shares outstanding during the period. Diluted earnings per share is calculated to give effect to share option awards and restricted share units.

The following table presents reconciliations of the denominators of the basic and diluted per share computations. Net income was equal to diluted net income for all periods presented.

Years Ended December 31	2020	2019	2018
Basic total weighted average number of common shares outstanding	224,156,034	189,681,394	188,693,316
Effect of dilutive securities - share option awards	1,366,938	629,104	401,897
Diluted total weighted average number of common shares outstanding	225,522,972	190,310,498	189,095,213